Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment
14 Property and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses (if any). Depreciation is recognised to write off the cost of an item of property and equipment, less any residual value, over its estimated useful life using a straight-line depreciation method. It is calculated as a fixed percentage of cost and is recognised from the date an asset is available for use.

The following useful lives are used in the calculation of depreciation:

•           Leasehold improvements: over the lease term

•           Other equipment: 3-5 years

•           Ordering devices 2 years

The economic useful lives of the leasehold improvements have been aligned with the lease period agreed with the landlords. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property and equipment is derecognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any resulting gain or loss is measured as the difference between the sales proceeds and the carrying amount of the asset and is recognised in profit or loss when the asset is derecognised.

€ millions	Leasehold improvements	Ordering devices	Other equipment	Total
Cost
Balance as at 1 January 2020	8	-	11	19
Additions	11	-	16	27
Additions from business combinations	6	-	12	18
Balance as at 31 December 2020	25	-	39	64
Additions	23	46	29	98
Additions from business combinations	43	17	16	76
Disposals	(2)	(1)	(5)	(8)
Foreign exchange and other movements	6	15	(10)	11
Balance as at 31 December 2021	95	77	69	241

Accumulated depreciation
Balance as at 1 January 2020	(3)	-	(4)	(7)
Depreciation expense	(4)	-	(6)	(10)
Balance as at 31 December 2020	(7)	-	(10)	(17)
Depreciation expense	(10)	(17)	(16)	(43)
Disposals	2	0	4	6
Foreign exchange and other movements	(1)	(0)	(1)	(2)
Balance as at 31 December 2021	(16)	(17)	(23)	(56)

Balance as at 31 December 2020	18	-	29	47
Balance as at 31 December 2021	79	60	46	185

As of 1 January 2021, Just Eat Takeaway.com capitalised ordering devices issued to Partners. The opening balance of unissued ordering devices of €12 million, as included in Other equipment as at 31 December 2020, has been reclassified to Ordering devices within Foreign exchange and other movements within the current year.

As at 31 December 2021, the contractual commitments entered into by Just Eat Takeaway.com for leasehold improvements amount to €16 million (2020: €3 million) and for other tangible fixed assets amount to €1 million (2020: nil).

During 2021, no impairment losses on items of property and equipment were recognised (2020: nil, 2019: nil).

As at 31 December 2021, no assets were pledged as security for borrowings of Just Eat Takeaway.com (2020: nil).